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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment           [ ] Amendment Number:__________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Petrus Trust Company, LTA
Address: PO Box 269014
         Plano, Texas 75026

Form 13F File Number: 028-13931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: David Radunsky
Title: Chief Operating Officer
Phone: (972) 535-1983

Signature, Place, and Date of Signing:

  /s/ David Radunksy              Plano, TX                  May 14, 2013
----------------------      ----------------------      --------------------
     (Signature)                (City, State)                  (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 46
Form 13F Information Table Value Total: 487,955 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  None

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                           FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                            VOTING AUTHORITY
                                 TITLE OF                VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                     CLASS        CUSIP   (X1000)    PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
3M CO                              COM        88579Y101  4,059       38,184 SH          SOLE                 38,184      0    0
ALERE INC                    PERP PFD CONV SE 01449J204  5,712       24,000 SH          SOLE                 24,000      0    0
AUTOMATIC DATA PROCESSING IN       COM        053015103 17,089      262,801 SH          SOLE                262,801      0    0
AUTOZONE INC                       COM        053332102 13,530       34,100 SH          SOLE                 34,100      0    0
BERKLEY W R CORP                   COM        084423102  9,361      210,987 SH          SOLE                210,987      0    0
CADENCE DESIGN SYSTEM INC    NOTE 1.500%12/1  127387AF5 27,456   27,500,000 PRN         SOLE             27,500,000      0    0
CARNIVAL CORP                   PAIRED CTF    143658300  7,687      224,100 SH          SOLE                224,100      0    0
CHECK POINT SOFTWARE TECH LT       ORD        M22465104  9,516      202,507 SH          SOLE                202,507      0    0
CISCO SYS INC                      COM        17275R102 13,768      658,900 SH          SOLE                658,900      0    0
CLOROX CO DEL                      COM        189054109  4,299       48,565 SH          SOLE                 48,565      0    0
COACH  INC                         COM        189754104  8,153      163,100 SH          SOLE                163,100      0    0
COCA COLA CO                       COM        191216100 15,570      385,005 SH          SOLE                385,005      0    0
COLGATE PALMOLIVE CO               COM        194162103  4,172       35,344 SH          SOLE                 35,344      0    0
DARDEN RESTAURANTS INC             COM        237194105 13,116      253,790 SH          SOLE                253,790      0    0
DELL INC                           COM        24702R101    850       59,284 SH          SOLE                 59,284      0    0
DOLBY LABORATORIES INC             COM        25659T107  1,674       49,871 SH          SOLE                 49,871      0    0
EBAY INC                           COM        278642103  8,580      158,250 SH          SOLE                158,250      0    0
ELLINGTON FINANCIAL LLC            COM        288522303  6,188      250,000 SH          SOLE                250,000      0    0
EXXON MOBIL CORP                   COM        30231G102  3,474       38,557 SH          SOLE                 38,557      0    0
FOSSIL INC                         COM        349882100  3,864       40,000 SH          SOLE                 40,000      0    0
GENERAL MLS INC                    COM        370334104  4,515       91,559 SH          SOLE                 91,559      0    0
GOLDMAN SACHS GROUP INC            COM        38141G104 12,714       86,400 SH          SOLE                 86,400      0    0
INTEL CORP                         COM        458140100  3,959      181,309 SH          SOLE                181,309      0    0
INTUIT                             COM        461202103 11,589      176,500 SH          SOLE                176,500      0    0
JDS UNIPHASE CORP            NOTE 1.000% 5/1  46612JAD3 37,976   38,000,000 PRN         SOLE             38,000,000      0    0
JOHNSON & JOHNSON                  COM        478160104 13,431      164,737 SH          SOLE                164,737      0    0
KELLOGG CO                         COM        487836108  4,224       65,558 SH          SOLE                 65,558      0    0
KINDER MORGAN INC DEL              COM        49456B101 16,493      426,400 SH          SOLE                426,400      0    0
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119  2,570      500,000 SH          SOLE                500,000      0    0
MCDONALDS CORP                     COM        580135101  4,066       40,788 SH          SOLE                 40,788      0    0
MEDTRONIC INC                NOTE 1.625% 4/1  585055AM8 37,851   37,850,000 PRN         SOLE             37,850,000      0    0
MSCI  INC                          COM        55354G100 10,957      322,932 SH          SOLE                322,932      0    0
NETAPP INC                         COM        64110D104  7,706      225,600 SH          SOLE                225,600      0    0
NORFOLK SOUTHERN CORP              COM        655844108  4,314       55,968 SH          SOLE                 55,968      0    0
ORACLE CORP                        COM        68389X105 10,049      310,819 SH          SOLE                310,819      0    0
PEPSICO INC                        COM        713448108  4,162       52,613 SH          SOLE                 52,613      0    0
PROCTER & GAMBLE CO                COM        742718109  3,967       51,473 SH          SOLE                 51,473      0    0
PROGRESSIVE CORP OHIO              COM        743315103 10,270      406,400 SH          SOLE                406,400      0    0
SANDISK CORP                 NOTE 1.000% 5/1  80004CAC5 38,217   38,250,000 PRN         SOLE             38,250,000      0    0
SONIC CORP                         COM        835451105  7,260      563,700 SH          SOLE                563,700      0    0
SYMANTEC CORP                      COM        871503108 14,063      569,800 SH          SOLE                569,800      0    0
SYSCO CORP                         COM        871829107 15,659      445,263 SH          SOLE                445,263      0    0
TARGET CORP                        COM        87612E106  9,768      142,700 SH          SOLE                142,700      0    0
TJX COS INC NEW                    COM        872540109 11,599      248,100 SH          SOLE                248,100      0    0
TRANSOCEAN LTD                   REG SHS      H8817H100  8,224      158,279 SH          SOLE                158,279      0    0
WAL-MART STORES INC                COM        931142103  4,234       56,584 SH          SOLE                 56,584      0    0